Goodwill - Schedule of Purchase Consideration (Details) - 12 months ended Dec. 31, 2025	HKD ($)	USD ($)
Schedule of Purchase Consideration [Abstract]
Cash paid	$ 28,080,000	$ 3,607,724
Contingent consideration (Note 4.4)	(7,987,000)	(1,026,171)
Assignment of shareholder’s loan	(1,000,000)	(128,480)
Consideration transferred for the business	$ 19,093,000	$ 2,453,073